PREFERRED STOCK (Q3)	9 Months Ended
Sep. 30, 2021
Equity [Abstract]
PREFERRED STOCK
NOTE 9. PREFERRED STOCK

Preferred Stock

The Company is authorized to issue up to 50,000,000 shares of preferred stock. In connection with an underwritten public offering in September 2021 (discussed below in detail), the Company classified and designated 2,000,000 shares of its authorized preferred stock as authorized shares of Series A Preferred Stock. As of September 30, 2021, 2,000,000 shares of authorized Series A Preferred Stock were issued and outstanding.

Underwritten Offering - Series A Preferred Stock

On September 14, 2021, the Company and the Operating Partnership entered into the Underwriting Agreement with the Underwriters, pursuant to which the Company agreed to issue and sell 1,800,000 shares of the Company’s Series A Preferred Stock, with a liquidation preference of $25.00 per share, in the Preferred Offering at a price per share of $25.00. In addition, the Company granted the Underwriters a 30-day option to purchase up to an additional 200,000 shares of the Series A Preferred Stock, which the Underwriters exercised in full on September 16, 2021.

In the Underwriting Agreement, the Company and the Operating Partnership made certain customary representations, warranties and covenants and agreed to indemnify the Underwriters against certain liabilities. The issuance and sale of the shares of Series A Preferred Stock, including the issuance and sale of 200,000 shares pursuant to the Underwriters’ full exercise of their option to purchase additional shares, closed on September 17, 2021. The gross proceeds from the Preferred Offering were $50,000,000 and the net proceeds were $47,570,374, after deducting the underwriting discount of $1,575,000 and other offering costs of $854,626.

The Company contributed the net proceeds from the Preferred Offering to the Operating Partnership in exchange for a new class of 7.375% Series A Cumulative Redeemable Perpetual Preferred Units of the Operating Partnership (the “Series A Preferred Units”), which have economic interests that are substantially similar to the designations, preferences and other rights of Series A Preferred Stock. The Company, acting through the Operating Partnership, intends to use the net proceeds from such contribution for general corporate purposes, which is expected to include purchases of additional properties and other real estate and real estate-related assets (see Note 13 for pending real estate investment acquisitions).

Series A Preferred Stock - Terms

Holders of Series A Preferred Stock are entitled to cumulative dividends in the amount of $1.84375 per share each year, which is equivalent to the rate of 7.375% of the $25.00 liquidation preference per share per annum. The Series A Preferred Stock has no stated maturity and will remain outstanding indefinitely unless redeemed, converted or otherwise repurchased. Except in limited circumstances relating to the Company's qualification as a REIT for U.S. federal income tax purposes, and as described in the articles supplementary governing the terms of the Series A Preferred Stock (the “Articles Supplementary”), the Series A Preferred Stock is not redeemable prior to September 17, 2026.

On and after September 17, 2026, at any time and from time to time, the Series A Preferred Stock will be redeemable in whole or in part, at the Company's option, at a cash redemption price of $25.00 per share, plus an amount equal to all dividends accrued and unpaid (whether or not authorized or declared), if any, to, but not including, the redemption date. In addition, upon the occurrence of a Delisting Event or a Change of Control (each as defined in the Articles Supplementary), the Company may, subject to certain conditions, at its option, redeem the Series A Preferred Stock, in whole or in part, (i) after the first date on which the Delisting Event occurred or (ii) on, or within 120 days after, the first date on which the Change of Control occurred, as applicable, by paying the liquidation preference of $25.00 per share, plus an amount equal to all dividends accrued and unpaid (whether or not authorized or declared), if any, to, but not including, the redemption date.

Upon the occurrence of a Change of Control during a continuing Delisting Event, unless the Company has elected to exercise its redemption right, holders of the Series A Preferred Stock will have certain rights to convert the Series A Preferred Stock into shares of the Company’s Class C common stock. In addition, upon the occurrence of a Delisting Event, the dividend rate will be increased on the day after the occurrence of the Delisting Event by 2.00% per annum to the rate of 9.375% of the $25.00 liquidation preference per share per annum (equivalent to $2.34375 per share each year) from and after the date of the Delisting Event. Following the cure of such Delisting Event, the dividend rate will revert to the rate of 7.375% of the $25.00 liquidation preference per share per annum. The necessary conditions to convert the Series A Preferred Stock into the Company's Class C common stock have not been met as of September 30, 2021. Therefore, the Series A Preferred Stock did not impact the Company’s earnings per share calculations for the three and nine months ended September 30, 2021.

The Series A Preferred Stock ranks senior to the Company's Class C common stock and Class S common stock, with respect to dividend rights and rights upon Company’s or voluntary or involuntary liquidation, dissolution or winding up.

Voting rights for holders of Series A Preferred Stock exist primarily with respect to the ability to elect two additional directors to the board of directors if six or more quarterly dividends (whether or not authorized or declared or consecutive) payable on the Series A Preferred Stock are in arrears, and with respect to voting on amendments to the Company’s charter (which includes the Articles Supplementary) that materially and adversely affect the rights of the Series A Preferred Stock or create additional classes or series of shares of the Company’s capital stock that are senior to the Series A Preferred Stock. Other than the limited circumstances described above and in the Articles Supplementary, holders of Series A Preferred Stock do not have any voting rights.

Series A Preferred Stock Dividend

Dividends on the Company's Series A Preferred Stock accrue in an amount equal to $1.84375 per share each year ($0.460938 per share per quarter) to holders of Series A Preferred Stock, which is equivalent to 7.375% of the $25.00 liquidation preference per share per annum. Dividends on the Series A Preferred Stock are cumulative and payable quarterly in arrears on the 15th day of January, April, July and October of each year (or, if not a business day, the next succeeding business day) to holders of record on applicable record date. The first quarterly dividend for the Series A Preferred Stock sold in the Preferred Offering will be paid on January 15, 2022 and will represent an accrual for more than a full quarter, covering the period from September 17, 2021 to, and including, December 31, 2021. As of September 30, 2021, the Company has accrued dividends of $143,403. Any accrued and unpaid dividends payable with respect to the Series A Preferred Stock become part of the liquidation preference thereof. On November 11, 2021, the Company’s board of directors declared Series A Preferred Stock distributions payable of $1,065,278 for the fourth quarter of 2021, including the $143,403 of accrued dividends as of September 30, 2021, which are payable on January 15, 2022 (see Note 13).